INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Disclosure of income tax expense (recovery) [Table Text Block]
	Years ended December 31,
	2023	2022
Current income tax:
Current expense	3,002	1,156
Current tax adjustments related to prior periods	-	(264)
Current income tax expense	3,002	892
Deferred income tax:
Origination and reversal of temporary differences	47,036	5,405
Deferred tax adjustments related to prior periods	105	535
Deferred income tax expense	47,141	5,940
Income tax expense	50,143	6,832

Disclosure of effective tax rate reconciliation [Table Text Block]
	Years ended December 31,
	2023	2022
Income tax expense (recovery) at Canadian statutory rate of 36.5%	48,484	(6,984)
Permanent differences	2,641	10,136
Foreign tax rate differential	104	64
Unrecognized tax benefits	(1,189)	3,344
Deferred tax adjustments related to prior periods	103	272
Income tax expense	50,143	6,832

Disclosure of deferred tax assets and liabilities [Table Text Block]
	As at December 31,
	2023	2022
Property, plant and equipment	(259,618)	(226,123)
Other financial assets	9,306	8,222
Provisions	38,464	29,721
Other financial liabilities	(3,442)	-
Tax loss carry forwards	100,567	111,925
Deferred tax liability	(114,723)	(76,255)

Disclosure of unrecognized deferred tax assets and liabilities [Table Text Block]
	As at December 31,
	2023	2022
Deductible temporary differences:
Debt	78,359	86,745
Losses and tax pools	28,082	28,082
Other financial assets	15,314	14,078
Deferred tax asset:
Debt	10,469	11,658
Losses and tax pools	7,582	7,582
Other financial assets	2,067	1,900